SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
Schedule of property, plant and equipment estimated useful life and residual value

Category	Estimated useful life
Buildings	35 years
Furniture, fixture and equipment	5 years
Motor vehicles	5 years
Leasehold improvement and building improvement	Shorter of lease term or economic life

Schedule of revenues disaggregated by revenue sources and revenue types

	Years ended December 31,
	2016	2017	2018

Net revenues:
Kindergartens	78,766	105,679	124,175
Play-and-learn centers	25,390	29,871	26,777
Others	4,357	5,253	5,546

Total net revenues	108,513	140,803	156,498

The following table presents the Group’s revenues disaggregated by revenue types.

	Years ended December 31,
	2016	2017	2018
Services:
Tuition fees from kindergartens and play-and-learn centers	78,268	100,745	117,080
Franchise fees	12,425	13,537	14,365
Training and other services	5,243	7,703	7,161
Royalty fees	—	884	610
	95,936	122,869	139,216
Products:
Sale of educational merchandise	12,577	17,934	17,282
Total net revenues	108,513	140,803	156,498

Schedule of contract liabilities

	Opening balance	Closing balance
	January 1, 2018	December 31, 2018

Prepayments from customers, current portion	11,968	6,647
Prepayments from customers, non-current portion	8,542	3,582
Deferred revenue, current portion	22,666	29,578
Deferred revenue, non-current portion	10,396	6,915